LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY - Loans and financing - Financial Institutions and Financing - Suppliers (Details) - BRL (R$)
R$ in Thousands
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Borrowings	R$ 20,746,530	R$ 18,737,227	R$ 19,301,796
Suppliers
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Borrowings	R$ 444,362	R$ 0	R$ 0